Redeemable Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Enjoy Technology Inc [Member]
Temporary Equity [Line Items]
Temporary Equity
9.	REDEEMABLE CONVERTIBLE PREFERRED STOCK
At June 30, 2021 and December 31, 2020, redeemable convertible preferred stock consisted of the following (in thousands except share amounts):

	June 30, 2021
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Issuance Price Per Share	Conversion Price Per Share	Carrying Value	Liquidation Preference
Series Seed	10,220,000	10,220,000	$0.3572	$0.3572	$3,651	$3,651
Series A	23,298,748	23,298,748	1.1374	1.1374	26,371	26,500
Series B	76,806,060	76,469,756	2.3788	2.3788	181,592	181,906
Series C	43,485,135	43,485,135	3.7944	3.7944	157,078	165,000

Total	153,809,943	153,473,639			$368,692	$377,057

	December 31, 2020
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Issuance Price Per Share	Conversion Price Per Share	Carrying Value	Liquidation Preference
Series Seed	10,220,000	10,220,000	$0.3572	$0.3572	$3,651	$3,651
Series A	23,298,748	23,298,748	1.1374	1.1374	26,371	26,500
Series B	76,806,060	76,469,756	2.3788	2.3788	181,592	181,906
Series C	39,531,941	39,531,941	3.7944	3.7944	142,078	150,000

Total	149,856,749	149,520,445			$353,692	$362,057

Convertible Preferred Stock
– During the six months ended June 30, 2021, the Company authorized and issued 3,953,194 shares of Series C convertible preferred stock at $3.79 price per share, for gross proceeds of $15.0 million.
The holders of Preferred Stock have various rights and preferences as follows:
Dividends—
The Company’s preferred shareholders are entitled to receive dividends when and if declared by the Board of Directors. Such dividends are not cumulative. The preferred stockholders are entitled to a certain dividend rate per annum, noncumulative, to be paid out before any dividends are declared on common shares. The dividend rate is $0.0214 per share for each share of Series Seed Preferred Stock, $0.0682 per share for each share of Series A Preferred Stock, $0.1427 per share for each share of Series B Preferred Stock, and $0.2277 per share for each share of Series C Preferred Stock. After payment of such dividends, any additional dividends or distributions shall be distributed among all holders of common stock and preferred stock in proportion to the number of shares of common stock that would be held by each such holder if all shares of preferred stock converted to common stock at the then effective conversion rate. No such dividends have been declared since the Company’s inception.
Conversion—
Each share of Preferred Stock, at the option of the holder, is convertible into the number of fully paid and nonassessable shares of common stock which results from dividing the initial issuance price per share of such shares by the conversion price per share in effect for the convertible preferred stock at the time of conversion.
Each share of Preferred Stock shall automatically be converted into shares of Common Stock at the conversion price at the time in effect for such share immediately upon the earlier of (i) the Corporation’s sale of the Company’s common stock in a firm commitment underwritten public offering pursuant to an effective registration statement filed under the Securities Act of 1933, the offering price of which was not less than $100.0 million in the aggregate and less than $9.49 per share or (ii) the date specified by written consent or agreement of the holders of 50% of the then outstanding shares of Series C Preferred Stock.
Liquidation Preference—
In the event of any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the holders of Series Seed, Series A, Series B, and Series C, shall be entitled to receive, on a pari passu basis, prior and in preference to any distribution to holders of common stock, an amount equal to their original issue price, together with any declared but unpaid dividends. The remaining proceeds are distributed to the common stockholders. If the assets are insufficient to make payment in full to all holders of Preferred Stock, the assets or consideration of the Company legally available for distribution shall be distributed ratably amount the holders of the Preferred Stock in proportion to their liquidation preference.
Voting and Election of Directors
—The holder of each share of Preferred Stock shall have the right to one vote for each share of common stock into which such preferred stock could then be converted, and with respect to such vote, such holder shall have full voting rights and powers equal to the voting rights and powers of the holders of common stock. The holders of Series Seed Preferred Stock, voting together as a single class, on an as-converted
basis, shall be entitled to elect one (1) director. The holders of Series A Preferred Stock, voting together as a single class, shall be entitled to elect two (2) directors. The holders of Series B Preferred Stock, voting together as a single class, shall be entitled to elect one (1) director. The holders of Series C Preferred Stock, voting together as a single class, shall be entitled to elect one (1) director. The holders of outstanding common stock, voting as a separate class, shall be entitled to elect one (1) director. The holders of preferred stock and common stock (voting together as a single class and on an as-converted
basis) shall be entitled to elect any remaining directors.
Redemption
—While shares of Preferred Stock do not have mandatory redemption provisions, they are contingently redeemable upon a deemed liquidation event.

10.	REDEEMABLE CONVERTIBLE PREFERRED STOCK
During the year ended December 31, 2019, the Company issued 10,500,000 shares of Series B redeemable convertible preferred stock at $2.3788 per share for proceeds totaling $25.0 million, net of issuance costs of less than $0.1 million and 39.5 million shares of Series C redeemable convertible preferred stock at $3.7944 per share for proceeds totaling $142.1 million, net of issuance costs of $7.9 million. 2,101,900 shares of Series B redeemable convertible preferred stock are owned by a related party.
At December 31, 2020 and 2019, redeemable convertible preferred stock consisted of the following (in thousands except share amounts):

	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Issuance Price Per Share	Conversion Price Per Share	Carrying Value	Liquidation Preference
Series Seed	10,220,000	10,220,000	$0.3572	$0.3572	$3,651	$3,651
Series A	23,298,748	23,298,748	1.1374	1.1374	26,371	26,500
Series B	76,806,060	76,469,756	2.3788	2.3788	181,592	181,906
Series C	39,531,941	39,531,941	3.7944	3.7944	142,078	150,000

Total	149,856,749	149,520,445			$353,692	$362,057

The holders of Preferred Stock have various rights and preferences as follows:
Dividends—
The Company’s preferred shareholders are entitled to receive dividends when and if declared by the Board of Directors. Such dividends are not cumulative. The preferred stockholders are entitled to a certain dividend rate per annum, noncumulative, to be paid out before any dividends are declared on common shares. The dividend rate is $0.0214 per share for each share of Series Seed Preferred Stock, $0.0682 per share for each share of Series A Preferred Stock, $0.1427 per share for each share of Series B Preferred Stock, and $0.2277 per share for each share of Series C Preferred Stock. After payment of such dividends, any additional dividends or distributions shall be distributed among all holders of common stock and preferred stock in proportion to the number of shares of common stock that would be held by each such holder if all shares of preferred stock converted to common stock at the then effective conversion rate. No such dividends have been declared since the Company’s inception.
Conversion—
Each share of Preferred Stock, at the option of the holder, is convertible into the number of fully paid and nonassessable shares of common stock which results from dividing the initial issuance price per share of such shares by the conversion price per share in effect for the convertible preferred stock at the time of conversion.
Each share of Preferred Stock shall automatically be converted into shares of Common Stock at the conversion price at the time in effect for such share immediately upon the earlier of (i) the Corporation’s sale of the Company’s common stock in a firm commitment underwritten public offering pursuant to an effective registration statement filed under the Securities Act of 1933, the offering price of which was not less than $100.0 million in the aggregate and less than $9.49 per share or (ii) the date specified by written consent or agreement of the holders of 50% of the then outstanding shares of Series C Preferred Stock.
Liquidation Preference—
In the event of any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the holders of Series Seed, Series A, Series B, and Series C, shall be entitled to receive, on a pari passu basis, prior and in preference to any distribution to holders of common stock, an amount equal to their original issue price, together with any declared but unpaid dividends. The remaining proceeds are distributed to the common stockholders. If the assets are insufficient to make payment in full to all holders of Preferred Stock, the assets or consideration of the Company legally available for distribution shall be distributed ratably amount the holders of the Preferred Stock in proportion to their liquidation preference.
Voting and Election of Directors
—The holder of each share of Preferred Stock shall have the right to one vote for each share of common stock into which such preferred stock could then be converted, and with respect to such vote, such holder shall have full voting rights and powers equal to the voting rights and powers of the holders of common stock. The holders of Series Seed Preferred Stock, voting together as a single class, on an as-converted

basis, shall be entitled to elect one (1) director. The holders of Series A Preferred Stock, voting together as a single class, shall be entitled to elect two (2) directors. The holders of Series B Preferred Stock, voting together as a single class, shall be entitled to elect one (1) director. The holders of Series C Preferred Stock, voting together as a single class, shall be entitled to elect one (1) director. The holders of outstanding common stock, voting as a separate class, shall be entitled to elect one (1) director. The holders of preferred stock and common stock (voting together as a single class and on an as-converted

basis) shall be entitled to elect any remaining directors.
Redemption
—While shares of Preferred Stock do not have mandatory redemption provisions, they are contingently redeemable upon a deemed liquidation event.